Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities:
Net income	$ 182,871	$ 81,520	$ 92,336
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Depreciation and amortization	32,495	43,147	36,715
Amortization of loans and advances to financial advisors and other employees	91,594	94,754	53,913
Amortization of premium on investment portfolio	15,837	12,258	2,750
Provision for loan losses and allowance for loans and advances to financial advisors and other employees	25,985	17,793	14,694
Amortization of intangible assets	12,135	14,427	10,423
Deferred income taxes	118,129	46,062	(5,732)
Tax deficit/(excess tax benefits) from stock-based compensation		4,904	(14,741)
Stock-based compensation	140,461	186,303	165,641
(Gain)/losses on sale of investments	(2,359)	5,563	9,255
Gain on extinguishment of Stifel Financial Capital Trust		(5,607)
Other, net	3,037	4,676	(13,159)
Receivables:
Brokerage clients, net	31,840	177,300	(1,003,257)
Brokers, dealers, and clearing organizations	566,454	(439,601)	82,960
Securities purchased under agreements to resell	(263,632)	(88,165)	(105,345)
Financial instruments owned, including those pledged	(217,386)	(175,602)	90,716
Loans originated as held for sale	(1,564,386)	(2,658,254)	(1,855,714)
Proceeds from mortgages held for sale	1,558,327	2,624,950	1,814,168
Loans and advances to financial advisors and other employees	(72,215)	(92,830)	(187,234)
Other assets	(113,875)	(158,875)	100,670
Increase/(decrease) in operating liabilities, net of liabilities assumed:
Brokerage clients	(13,808)	(158,408)	678,926
Brokers, dealers, and clearing organizations	(79,905)	(62,105)	98,301
Drafts	12,592	(89,406)	108,659
Financial instruments sold, but not yet purchased	79,831	177,288	(65,521)
Other liabilities and accrued expenses	135,894	(3,500)	(193,151)
Net cash provided by/(used in) operating activities	679,916	(441,408)	(83,727)
Cash Flows From Investing Activities:
Maturities, calls, sales, and principal paydowns of available-for-sale securities	985,520	403,951	866,899
Calls and principal paydowns of held-to-maturity securities	370,019	251,439	126,258
Sale or maturity of investments	28,839	40,175	65,320
Sale of bank foreclosed assets			75
Disposition of business, net		20,682
Increase in bank loans, net	(1,374,959)	(2,462,405)	(517,563)
Payments for:
Purchase of available-for-sale securities	(1,583,369)	(1,961,419)	(991,954)
Purchase of held-to-maturity securities	(1,033,700)	(1,437,725)	(802,668)
Purchase of investments	(4,296)	(9,278)	(45,151)
Purchase of fixed assets	(28,217)	(28,211)	(69,822)
Acquisitions, net of cash acquired	(7,220)	(72,383)	(604,659)
Net cash used in investing activities	(2,647,383)	(5,255,174)	(1,973,265)
Cash Flows from Financing Activities:
Proceeds from/(repayments of) short-term borrowings, net	(121,000)	287,916	(126,637)
Proceeds from issuance of senior notes, net	217,913	201,632	297,042
Proceeds from advances from the Federal Home Loan Bank, net	245,000	352,000	148,000
Issuance of preferred stock, net of issuance costs		145,051
Increase/(decrease) in securities sold under agreements to repurchase	(34,842)	(10,128)	239,494
Increase in bank deposits, net	1,884,452	4,889,127	1,848,275
Increase/(decrease) in securities loaned	(166,900)	146,838	325,707
(Tax deficit)/excess tax benefits from stock-based compensation		(4,904)	14,741
Tax payments related to shares withheld for stock-based compensation plans	(214,744)	(61,601)	(65,021)
Proceeds from stock option exercises		543	660
Repurchase of common stock	(12,998)	(113,462)	(117,752)
Cash dividends on preferred stock	(9,375)	(3,906)
Cash dividends paid to common stock and equity-award holders	(13,688)
Extinguishment of Stifel Financial Capital Trust		(9,393)
Repayment of Senior Notes		(150,000)	(175,000)
Contingent consideration	(13,328)	(13,110)	(29,598)
Net cash provided by financing activities	1,760,490	5,656,603	2,359,911
Effect of exchange rate changes on cash	7,895	(12,600)	(3,601)
Increase/(decrease) in cash and cash equivalents	(199,082)	(52,579)	299,318
Cash and cash equivalents at beginning of year	986,167	1,038,746	739,428
Cash and cash equivalents at end of year	787,085	986,167	1,038,746
Supplemental disclosure of cash flow information:
Cash paid for interest	69,781	62,145	41,801
Cash paid for income taxes, net of refunds	21,516	22,946	59,356
Noncash investing and financing activities:
Unit grants, net of forfeitures	71,300	190,211	267,769
Issuance of common stock for acquisitions	$ 9,352	$ 12,813	79,747
Shares surrendered into treasury			$ 223